Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000121227
Shareholder Report [Line Items]
Fund Name	Persimmon Long/Short Fund
Class Name	Class I
Trading Symbol	LSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300.
Additional Information Phone Number	1-855-233-8300
Additional Information Website	https://www.persimmonfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	2.28%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.28%
AssetsNet	$ 39,862,441
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 259,630
InvestmentCompanyPortfolioTurnover	373.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,862,441
Number of Portfolio Holdings	380
Advisory Fee	$259,630
Portfolio Turnover	373%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	149.0%
Money Market Funds	2.5%

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Information Technology	0.3%
Real Estate	1.5%
Money Market	1.7%
Materials	2.1%
Utilities	2.4%
Energy	3.8%
Consumer Staples	6.5%
Communications	6.8%
Industrials	9.0%
Consumer Discretionary	9.4%
Health Care	11.2%
Financials	12.3%
Technology	34.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	8.3%
Microsoft Corporation	7.0%
NVIDIA Corporation	4.8%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C	1.9%
Broadcom, Inc.	1.7%
First American Government Obligations Fund, Class X	1.7%
Eli Lilly & Company	1.6%